Pensions and other post-retirement benefits	12 Months Ended
Mar. 31, 2024
Employee Benefits [Abstract]
Pensions and other post-retirement benefits	25. Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined contribution (DC) and defined benefit (DB) pension plans in the UK and the US. In the US, we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated plan assets and present value of DB obligations are updated annually in accordance with IAS 19 ‘Employee Benefits’. We separately present our UK and US pension plans to show the geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

UK pension plans
Defined contribution plan
UK employees are eligible to join the National Grid UK Retirement Plan (NGUKRP), a section of a Master Trust arrangement managed by Legal &
General. During the year, ongoing DC pension provision for NGED employees was transferred from the Western Power Pension Scheme (WPPS)
to the NGUKRP to align benefit provision across the UK. National Grid pays contributions into the NGUKRP to provide DC benefits on behalf of its employees, generally providing a double match of member contributions up to a maximum Company contribution of 12% of salary.
Investment risks are borne by the member and there is no legal or constructive obligation on National Grid to pay additional contributions in the instance that investment performance is poor. Payments to these DC plans are charged as an expense as they fall due.
Defined benefit plans
National Grid operates various DB pension arrangements in the UK. These include Section A of the National Grid UK Pension Scheme (Section A
of NGUKPS), three sections of the industry-wide Electricity Supply Pension Scheme (ESPS), a legacy scheme (WPUPS), a DB section within WPPS and some unfunded pension obligations. Each of these plans holds assets in separate Trustee administered funds. The arrangements are managed by Trustee companies with boards consisting of company and member appointed Directors. These plans are all closed to new members, except for the ESPS schemes in very rare circumstances.
The ESO is expected to transfer out of the Group, with business separation expected to take place in the summer of 2024. As a result, the ESO’s share of pension assets and liabilities has been reallocated as held for sale (see note 10).
The arrangements are subject to independent actuarial funding valuations carried out by the Trustees every three years. Following consultation and agreement with the Company, the qualified actuary certifies the employers’ contributions which, together with the specified contributions payable by the employees and proceeds from the plans’ assets, are expected to be sufficient to fund the benefits payable. The latest full actuarial valuations for each of the DB plans were carried out at 31 March 2022, with three of the plans showing a funding shortfall at the valuation date. These shortfalls were funded via recovery plan payments from the Company totalling approximately £100 million, with £12 million of those still due to be paid as at
31 March 2024. The Company also funds the cost of future benefit accrual (over and above member contributions) for each of the DB plans, with the aggregate level of ongoing contributions (excluding recovery plan payments) over the year to 31 March 2024 totalling £95 million (2023: £74 million).
For some of the DB plans, the Company also pays contributions in respect of the costs of plan administration and the Pension Protection Fund
(PPF) levies.
The Company has also established security arrangements with some of the DB plans. This includes contingent security provided to National Grid
Electricity Group (NGEG) of ESPS in the form of surety bonds, letters of credit or cash payments which are implemented if certain trigger events occur in respect of National Grid Electricity Transmission plc. The security, which is currently capped at £180 million, would then become payable to NGEG on certain company-related events, such as loss of licence or insolvency. In respect of Section A of NGUKPS, there is a guarantee in place which is enforceable on insolvency or on failure to pay pension obligations to Section A and can be claimed against National Grid plc, National Grid
Holdings One plc or Lattice Group Limited.
US pension plans
The US pension plans are governed by the Retirement Plan Committee (RPC), a fiduciary committee. The RPC is structured in accordance with US laws governing retirement plans under the Employee Retirement Income Security Act (ERISA) and comprises appointed employees of the Company.
Defined contribution plan
National Grid has a DC pension plan which allows employee as well as Company contributions. Non-union employees hired after 1 January 2011, as well as most new hire union employees, receive a core contribution into the DC plan ranging from 3% to 9% of salary, irrespective of the employee’s contribution into the plan. Most employees also receive a matching contribution that varies between 25% and 50% of employee contributions up to a maximum Company contribution of 8%. The assets of the plans are held in trusts and administered by the RPC.
25. Pensions and other post-retirement benefits continued
US pension plans continued
Defined benefit plans
National Grid sponsors four non-contributory qualified DB pension plans, which provide vested non-union employees hired before 1 January 2011, and vested eligible union employees, with retirement benefits within prescribed limits as defined by the US Internal Revenue Service. National Grid also provides non-qualified DB pension arrangements for a closed group of current and former employees with designated company investments set aside to fund these obligations. Benefits under the DB plans generally reflect age, years of service and compensation, and are paid in the form of an annuity or lump sum. The Company funds the DB plans by contributing no less than the minimum amount required, but no more than the maximum tax-deductible amount allowed under US Internal Revenue Service regulations. The range of contributions determined under these regulations can vary significantly depending upon the funded status of the plans. At present, there is some flexibility in the amount that is contributed on an annual basis. In general, the Company’s policy for funding the US pension plans is to contribute the amounts collected in rates and capitalised in the rate base during the year, to the extent that the funding is no less than the minimum amount required. For the current financial year, these contributions amounted to approximately £26 million (2023: £76 million).
In both the current and prior year, some of our US DB pension plans undertook annuity buyout transactions in which a portion of existing retiree pension payments were transferred to a reputable insurance company in exchange for single bulk premium payments. As a result, all associated financial, governance and administrative responsibilities for those payments were transferred to the selected insurer.
US other post-retirement benefits
National Grid provides post-retirement healthcare and life insurance benefits to eligible employees. Eligibility is based on certain age and length of service requirements and, in most cases, retirees contribute to the cost of their healthcare coverage. In the US, there is no governmental requirement to pre-fund post-retirement healthcare and life insurance plans. However, in general, the Company’s policy for funding the US retiree healthcare and life insurance plans is to contribute amounts collected in rates and capitalised in the rate base during the year. For the current financial year, these contributions amounted to £21 million (2023: £11 million).
In the prior year, several post-retirement benefit plans were consolidated in an effort to simplify the plan and trust structure. This consolidation did not impact the benefits or plan obligations.
Actuarial assumptions
On retirement, members of DB plans receive benefits whose value is dependent on factors such as salary and length of pensionable service. National
Grid’s obligation in respect of DB pension plans is calculated separately for each DB plan by projecting the estimated amount of future benefit payments that employees have earned for their pensionable service in the current and prior periods. These future benefit payments are discounted to determine the present value of the liabilities.
Advice is taken from independent actuaries relating to the appropriateness of the key assumptions applied, including life expectancy, expected salary and pension increases, and inflation. Comparatively small changes in the assumptions used may have a significant effect on the amounts recognised in the consolidated income statement, the consolidated statement of other comprehensive income and the net asset or liability recognised in the consolidated statement of financial position. The sensitivities to significant risks are disclosed in note 35. Remeasurements of pension assets and post-retirement benefit obligations are recognised in full in the period in which they occur in the consolidated statement of other comprehensive income.
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	%	%	%	%	%	%	%	%	%
Discount rate – past service	4.87	4.80	2.78	5.15	4.85	3.65	5.15	4.85	3.65
Discount rate – future service	4.92	4.80	2.85	5.15	4.85	3.65	5.15	4.85	3.65
Rate of increase in RPI – past service	3.05	3.17	3.60	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	2.92	3.07	3.33	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.10	3.11	3.47	4.50	4.50	4.60	4.50	4.50	4.60
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	7.10	6.80	6.80
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
For UK pensions, single equivalent financial assumptions are shown above for presentational purposes, although full yield curves have been used in our calculations. The discount rate is determined by reference to high-quality UK corporate bonds at the reporting date. The rate of increase in salaries has been set using a promotional scale where appropriate. The rates of increases stated are not indicative of historical increases awarded or a guarantee of future increase, but merely an appropriate assumption used in assessing DB liabilities. Our DB plans in the UK provide for pension increases that are generally linked to Retail Price Index (RPI), subject to relevant caps and floors.
Discount rates for US pension liabilities have been determined by reference to appropriate yields on high-quality US corporate bonds at the reporting date based on the duration of plan liabilities. The healthcare cost trend rate is expected to reach the ultimate trend rate by 2033 (2023: 2031).
25. Pensions and other post-retirement benefits continued
Actuarial assumptions continued
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2024	2023	2022	2024	2023	2022
	years	years	years	years	years	years
Assumed life expectations for a retiree age 65
Males	21.5	21.9	22.0	21.6	21.6	21.4
Females	23.5	23.7	23.8	23.9	23.8	23.6
In 20 years:
Males	22.6	23.0	23.2	23.3	23.2	23.1
Females	24.9	25.1	25.2	25.5	25.4	25.3
The weighted average duration of the DB obligation for each category of plan is 11 years for UK pension plans, 11 years for US pension plans and
12 years for US other post-retirement benefit plans. The table below summarises the split of DB obligations by status for each category of plan:

	UK pensions		US pensions		US other post-retirement benefits
	2024	2023	2024	2023	2024	2023
	%	%	%	%	%	%
Active members	14	14	37	37	29	33
Deferred members	8	9	10	9	—	—
Pensioner members	78	77	53	54	71	67
Amounts recognised in the consolidated statement of financial position

	2024	2023
	£m	£m
Present value of funded obligations	(17,601)	(18,934)
Fair value of plan assets	19,733	21,246
	2,132	2,312
Present value of unfunded obligations	(266)	(292)
Other post-employment liabilities	(52)	(69)
Net defined benefit asset	1,814	1,951
Represented by:
Liabilities	(593)	(694)
Assets	2,407	2,645
	1,814	1,951
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(10,465)	(10,906)	(4,702)	(5,502)	(2,434)	(2,526)	(17,601)	(18,934)
Fair value of plan assets	11,782	12,578	5,320	6,060	2,631	2,608	19,733	21,246
	1,317	1,672	618	558	197	82	2,132	2,312
Present value of unfunded obligations	(56)	(58)	(210)	(234)	—	—	(266)	(292)
Other post-employment liabilities	—	—	—	—	(52)	(69)	(52)	(69)
Net defined benefit asset	1,261	1,614	408	324	145	13	1,814	1,951
Represented by:
Liabilities	(56)	(58)	(210)	(234)	(327)	(402)	(593)	(694)
Assets	1,317	1,672	618	558	472	415	2,407	2,645
	1,261	1,614	408	324	145	13	1,814	1,951
The recognition of the pension assets in the UK and in the US reflects legal and actuarial advice that we have taken regarding recognition of surpluses under IFRIC 14. In the UK, the Group has an unconditional right to a refund in the event of a winding up. In the US, surplus assets of a plan may be used to pay for future benefits expected to be earned under that plan.
25. Pensions and other post-retirement benefits continued
Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2024	2023	2022
	£m	£m	£m
Included within operating costs
Administration costs	22	19	20
Included within payroll costs
Defined benefit plan costs:
Current service cost	143	194	223
Past service cost – augmentations and redundancies	9	8	11
Gains on settlement	(30)	(45)	—
	122	157	234
Included within finance income and costs
Net interest income	(100)	(85)	(2)
Total included in income statement[1]	44	91	252
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(218)	(1,364)	2,481
Exchange adjustments	(6)	41	7
Total included in the statement of other comprehensive income²	(224)	(1,323)	2,488
1.Amounts shown in the table above include operating costs of £nil (2023: £nil; 2022: £4 million); payroll costs of £nil (2023: £nil; 2022: £10 million); and net interest income of £nil
(2023: £nil; 2022: £2 million) presented within profit from discontinued operations. These amounts all relate to UK pensions.
2.Amounts shown in the table above include remeasurements of pension assets and post-retirement benefit obligations of £nil (2023: £nil; 2022: £309 million gain) presented within discontinued operations. These amounts all relate to UK pensions.
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	13	9	11	7	8	7	2	2	2
Included within payroll costs
Defined benefit plan costs:
Current service cost	45	69	83	72	88	101	26	37	39
Past service cost – augmentations and redundancies	9	8	11	—	—	—	—	—	—
Gains on settlement	—	—	—	(30)	(45)	—	—	—	—
	54	77	94	42	43	101	26	37	39
Included within finance income and costs
Net interest (income)/cost	(84)	(64)	(7)	(13)	(21)	—	(3)	—	5
Total included in income statement	(17)	22	98	36	30	108	25	39	46
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(474)	(1,183)	1,577	99	(242)	532	157	61	372
Exchange adjustments	—	—	—	(5)	36	11	(1)	5	(4)
Total included in the statement of other comprehensive income	(474)	(1,183)	1,577	94	(206)	543	156	66	368
25. Pensions and other post-retirement benefits continued
Reconciliation of the net defined benefit asset

	UK pensions		US pensions		US other post-retirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset	1,614	2,590	324	484	13	1	1,951	3,075
Income/(cost) recognised in the income statement (including discontinued operations)	17	(22)	(36)	(30)	(25)	(39)	(44)	(91)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(474)	(1,183)	94	(206)	156	66	(224)	(1,323)
Employer contributions	118	197	26	76	21	11	165	284
Other movements	3	2	—	—	(20)	(26)	(17)	(24)
Reclassification to held for sale (note 10)	(17)	30	—	—	—	—	(17)	30
Closing net defined benefit asset	1,261	1,614	408	324	145	13	1,814	1,951
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(10,964)	(14,275)	(5,736)	(6,779)	(2,526)	(2,813)	(19,226)	(23,867)
Current service cost	(45)	(69)	(72)	(88)	(26)	(37)	(143)	(194)
Interest cost	(536)	(334)	(258)	(252)	(117)	(111)	(911)	(697)
Actuarial (losses)/gains – experience	(2)	(235)	(34)	(17)	73	48	37	(204)
Actuarial gains/(losses) – demographic assumptions	98	135	12	5	(4)	10	106	150
Actuarial gains/(losses) – financial assumptions	165	3,167	190	818	(7)	443	348	4,428
Past service cost – augmentations and redundancies	(9)	(8)	—	—	—	—	(9)	(8)
Liabilities extinguished on settlements	—	—	543	616	—	—	543	616
Medicare subsidy received	—	—	—	—	(26)	(28)	(26)	(28)
Employee contributions	(10)	(10)	—	—	—	—	(10)	(10)
Benefits paid	710	711	312	426	152	153	1,174	1,290
Exchange adjustments	—	—	131	(465)	58	(191)	189	(656)
Reclassification from other post-employment liabilities	—	—	—	—	(11)	—	(11)	—
Reclassification to held for sale (note 10)	72	(46)	—	—	—	—	72	(46)
Closing defined benefit obligations	(10,521)	(10,964)	(4,912)	(5,736)	(2,434)	(2,526)	(17,867)	(19,226)
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	12,578	16,865	6,060	7,263	2,608	2,885	21,246	27,013
Interest income	620	398	271	273	120	111	1,011	782
Return on plan assets (less than)/in excess of interest	(735)	(4,250)	(69)	(1,048)	95	(440)	(709)	(5,738)
Administration costs	(13)	(9)	(7)	(8)	(2)	(2)	(22)	(19)
Assets distributed on settlements	—	—	(513)	(571)	—	—	(513)	(571)
Employer contributions	118	197	26	76	21	11	165	284
Employee contributions	10	10	—	—	—	—	10	10
Benefits paid	(707)	(709)	(312)	(426)	(152)	(153)	(1,171)	(1,288)
Exchange adjustments	—	—	(136)	501	(59)	196	(195)	697
Reclassification to held for sale (note 10)	(89)	76	—	—	—	—	(89)	76
Closing fair value of plan assets	11,782	12,578	5,320	6,060	2,631	2,608	19,733	21,246
Actual return on plan assets	(115)	(3,852)	202	(775)	215	(329)	302	(4,956)
Expected contributions to plans in the following year	108	99	28	36	15	14	151	149
25. Pensions and other post-retirement benefits continued
Asset allocations
The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2024			2023¹			2022¹
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	576	153	729	475	179	654	1,458	324	1,782
Corporate bonds	1,910	—	1,910	1,892	—	1,892	2,741	—	2,741
Government securities and liability- driven investments	—	5,259	5,259[2]	762	4,906	5,668[2,3]	786	5,768	6,554[2,3]
Property	—	679[4]	679	23	860[4]	883	122	1,002[4]	1,124
Diversified alternatives	669	572	1,241	708	680	1,388	1,334	582	1,916
Buy-in/bulk annuity policies	—	2,060	2,060	—	2,126	2,126[5]	78	2,706	2,784[5]
Longevity swap	—	(94)	(94)	—	(88)	(88)	—	(80)	(80)
Cash and cash equivalents	3	—	3	8	—	8	38	—	38
Other (including net current assets and liabilities)	—	(5)	(5)	59	(12)	47	16	(10)	6
	3,158	8,624	11,782[6]	3,927	8,651	12,578[6]	6,573	10,292	16,865[6]
1.Comparative amounts have been represented to reflect the reclassification of assets associated with liability driven investment strategies as unquoted following an internal asset categorisation review.
2.Included within government securities and liability-driven investments above is £2.7 billion (2023: £3.4 billion; 2022: £6.1 billion) of repurchase agreements. These are used to increase the market exposure of the liability-matching portfolios.
3.This asset class has been redefined to include liability driven investments totalling £4,906 million (2022: £5,857 million). These were previously allocated in other asset classes, primarily buy-in/bulk annuity policies.
4.Includes £288 million (2023: £304 million; 2022: £283 million) of investments in forestry funds.
5.This asset class has been redefined to only include the value of buy-in/bulk annuities and therefore has been restated to exclude the value of liability-driven investments.
6.The fair value of plan assets includes employer-related investment exposure of £44 million (2023: £23 million; 2022: £32 million).
US pensions

	2024			2023¹			2022¹
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	99	1,224	1,323	154	1,346	1,500	272	1,904	2,176
Corporate bonds	1,987	403	2,390	2,147	528	2,675	2,311	697	3,008
Government securities	360	444	804	410	514	924	335	715	1,050
Property	—	237	237	—	299	299	—	295	295
Diversified alternatives	54	502	556	85	550	635	142	546	688
Cash and cash equivalents	9	—	9	16	—	16	31	—	31
Other (including net current assets and liabilities)	1	—	1	7	4	11	12	3	15
	2,510	2,810	5,320	2,819	3,241	6,060	3,103	4,160	7,263
1.Comparative amounts have been represented to reflect the reclassification of infrastructure assets following an internal asset categorisation review.
US other post-retirement benefits

	2024			2023			2022
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	37	524	561	74	510	584	185	1,013	1,198
Corporate bonds	1,351	46	1,397	1,332	2	1,334	723	2	725
Government securities	410	1	411	431	2	433	511	2	513
Diversified alternatives	92	9	101	100	9	109	144	120	264
Other[1]	—	161	161	1	147	148	—	185	185
	1,890	741	2,631	1,938	670	2,608	1,563	1,322	2,885
1.Other primarily comprises insurance contracts.
Main defined benefit risks
National Grid underwrites the financial and demographic risks associated with the Group’s DB plans. Although the governing bodies have sole responsibility for setting investment strategies and managing risks, National Grid closely works with and supports the governing bodies of each plan, to assist them in mitigating the risks associated with their plans and to ensure that the plans are funded to meet their obligations.
25. Pensions and other post-retirement benefits continued
Main defined benefit risks continued
The most significant risks associated with the DB plans are as follows:

Main risks	Description and mitigation
Investment risk
The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.

Changes in bond yields
Liabilities will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-
matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge interest rate risk.

Inflation risk
Changes in inflation will affect current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity buy-in policies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge inflation risk.

Member longevity
Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by scheme investment transactions including a longevity insurance contract (longevity swap) for NGEG of ESPS and two buy-in policies for Section A of NGUKPS.

Counterparty risk
This is managed by having a diverse range of counterparties and through having a strong collateralisation process (including for the longevity swap held by NGEG of ESPS). Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were introduced in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.

Default risk
Debt investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed ranges, to control the risk.

Liquidity risk
The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. These could include collateral calls relating to the plans’ liability-
matching assets which could result from extreme market movements. Should the plans not have sufficient liquidity to meet cash flow requirements, they could be forced to take sub-optimal investment decisions such as selling assets at a reduced price. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties (unless it is temporary).

Currency risk
Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates are managed through currency hedging overlay and currency hedging carried out by some of the investment managers.

In June 2023, the UK High Court issued a ruling in the case of Virgin Media Limited versus NTL Pension Trustees II Limited and others relating to the validity of certain historical pension changes. This case may have implications for other defined benefit schemes in the UK, although it is subject to possible appeal in 2024. The Group has performed an initial review of past significant changes made to its pension arrangements. Based on this initial review, there is no financial impact from the ruling of the case, although the Group will monitor the impact of future developments.
Investment strategies
The Trustees and RPC, after taking advice from professional investment advisors and in consultation with National Grid, set their key principles, including expected returns, risk and liquidity requirements. They formulate an investment strategy to manage risk through diversification, taking into account expected contributions, maturity of the pension liabilities and, in the UK, the strength of the covenant. These strategies allocate investments between return-seeking assets such as equities and property, and liability-matching assets such as buy-in policies, government securities and corporate bonds which are intended to protect the funding position.
The approximate investment allocations for our plans at 31 March 2024 are as follows:

	UK pensions	US pensions	US other post- retirement benefits
	%	%	%
Return-seeking assets	22	40	31
Liability-matching assets	78	60	69
The governing bodies generally delegate responsibility for the selection of specific bonds, securities and other investments to appointed investment managers, who are selected based on the required skills, expertise in those markets, process and financial security to manage the investments.
Their performance is regularly reviewed against measurable objectives, consistent with each pension plan’s long-term objectives and accepted risk levels.
In the UK, each of our pension plans has Responsible Investment (RI) Policies, which consider ESG factors and generally incorporate the six
UN‑backed Principles for Responsible Investment (UNPRI). While each Trustee board understands its fiduciary responsibility to maximise return on investments based on an appropriate level of risk, they each also recognise that ESG factors can be material to financial outcomes and can have a potential impact on the quality and sustainability of long-term investment returns. The principal defined contribution arrangement in the UK embeds
ESG factors in the investment options offered to members. As well as offering a range of self‑select ethical funds, it directly incorporates its Climate
Impact Pledge into the default investment option, which acts to align the fund to a carbon net zero future.
Whilst in the US there is no regulatory requirement to have ESG-specific principles embedded in investment policies, our investment managers often utilise ESG principles to inform their decision-making process.